Earn-Out Shares - Summary of Estimated Fair Value of Earn-Out Shares (Detail) - Earn Out Shares [Member]	Dec. 31, 2021 yr $ / shares	Aug. 25, 2021 $ / shares yr
Common stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | $ / shares	8.28	16.98
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.650	0.600
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.006	0.002
Forecast period (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | yr	1.6	2.0
Cost of equity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.200	0.200